Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities 1 [Abstract]
Net defined benefit liability	€ 476	€ 521
Other post-employment benefits	87	87
Other staff-related liabilities	504	498
Other taxation and social security contributions	479	495
Accrued interest	3,606	4,394
Costs payable	2,599	2,242
Share-based payment plan liabilities	23	26
Amounts to be settled	5,017	6,391
Other	3,273	2,198
Other liabilities	€ 16,064	€ 16,852